Fair Value of Assets and Liabilities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ (103)	$ (318)	$ (374)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(134)	(31)	148
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	(237)	(349)	(226)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in realized capital gains and losses	(147)	(402)	(486)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	44	86	106
Losses (gains) for Level 3 assets still held at the balance sheet date, included in interest credited to contractholder funds	(102)	(2)	6
Losses (gains) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	(32)	(31)	148
Fixed income securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(52)	(253)
Municipal
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(28)	(33)
Corporate
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	20	40
Residential mortgage-backed securities ("RMBS")
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings		(292)
Commercial mortgage-backed securities ("CMBS")
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(11)	(28)
Asset-backed securities ("ABS")
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(33)	60
Equity securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(10)	(3)
Free-standing derivatives, net
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(41)	(61)
Other assets.
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings		(1)
Derivatives embedded in life and annuity contracts
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ (134)	$ (31)